Investments (Tables)	12 Months Ended
Mar. 31, 2019
Credit Substitutes
Available for Sale Securities Amortized Cost and Fair Value

The fair values of credit substitutes by type of instrument as of March 31, 2018 and March 31, 2019 were as follows:

	As of March 31,
	2018				2019
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute debt securities:
Debentures	Rs.	290,893.5	Rs.	289,782.9	Rs.	247,869.1	Rs.	247,152.5
Commercial paper		34,265.8		34,248.6		25,681.6		25,734.3

Total	Rs.	325,159.3	Rs.	324,031.5	Rs.	273,550.7	Rs.	272,886.8

					US$	3,955.3	US$	3,945.8

Held for Trading
Portfolio of Trading Securities or Held for Trading Securities Amortized Cost Fair Value

The portfolio of trading securities as of March 31, 2018 and March 31, 2019 was as follows:

	As of March 31, 2018
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	25,962.2	Rs.	19.0	Rs.	8.0	Rs.	25,973.2
Other corporate/financial institution securities		49,982.3		62.8		0.4		50,044.7

Total debt securities	Rs.	75,944.5	Rs.	81.8	Rs.	8.4	Rs.	76,017.9
Other securities (including mutual fund units)		91,488.6		7.4		0.0		91,496.0

Total	Rs.	167,433.1	Rs.	89.2	Rs.	8.4	Rs.	167,513.9

	As of March 31, 2019
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	134,084.9	Rs.	163.2	Rs.	0.1	Rs.	134,248.0
Other corporate/financial institution securities		33,990.6		15.8		1.1		34,005.3

Total debt securities	Rs.	168,075.5	Rs.	179.0	Rs.	1.2	Rs.	168,253.3
Other securities (including mutual fund units)		96,935.6		327.2		0.0		97,262.8
Total	Rs.	265,011.1	Rs.	506.2	Rs.	1.2	Rs.	265,516.1

Total	US$	3,831.9	US$	7.3	US$	0.0	US$	3,839.2

Available-for-Sale Debt Securities
Available for Sale Securities Amortized Cost and Fair Value

The portfolio of available for sale debt securities as of March 31, 2018 and March 31, 2019 was as follows:

	As of March 31, 2018
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	1,748,761.0	Rs.	9,169.5	Rs.	16,843.9	Rs.	1,741,086.6
State government securities		123,426.9		2,349.7		729.0		125,047.6
Government securities outside India		4,223.8		0.0		6.8		4,217.0
Credit substitutes (see note 7)		325,159.3		495.3		1,623.1		324,031.5
Other corporate/financial institution bonds		8,226.0		0.1		59.0		8,167.1

Debt securities, other than asset and mortgage-backed securities		2,209,797.0		12,014.6		19,261.8		2,202,549.8
Mortgage-backed securities		82.2		2.8		0.1		84.9
Asset-backed securities		18,966.5		62.9		358.7		18,670.7
Other securities (including mutual fund units) (1)		137.6		0.3		0.0		137.9

Total	Rs.	2,228,983.3	Rs.	12,080.6	Rs.	19,620.6	Rs.	2,221,443.3

Securities with gross unrealized losses							Rs.	1,174,742.9
Securities with gross unrealized gains								1,046,700.4

							Rs.	2,221,443.3

	As of March 31, 2019
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	2,147,934.6	Rs.	21,881.4	Rs.	9,834.9	Rs.	2,159,981.1
State government securities		144,633.7		4,864.6		475.7		149,022.6
Government securities outside India		7,201.6		3.3		0.0		7,204.9
Credit substitutes (see note 7)		273,550.7		899.9		1,563.8		272,886.8
Other corporate/financial institution bonds		3,925.0		30.9		6.3		3,949.6

Debt securities, other than asset and mortgage-backed securities		2,577,245.6		27,680.1		11,880.7		2,593,045.0
Mortgage-backed securities		56.3		1.0		0.4		56.9
Asset-backed securities		38,827.1		165.0		122.2		38,869.9
Other securities (including mutual fund units) (1)		1,376.3		0.3		0.0		1,376.6

Total	Rs.	2,617,505.3	Rs.	27,846.4	Rs.	12,003.3	Rs.	2,633,348.4

Total	US$	37,847.2	US$	402.6	US$	173.6	US$	38,076.2

Securities with gross unrealized losses							Rs.	799,718.5
Securities with gross unrealized gains								1,833,629.9

							Rs.	2,633,348.4

							US$	38,076.2

(1)

The Bank adopted ASU 2016-01 and ASU 2018-03 as of April 1, 2018, resulting in a cumulative effect adjustment from AOCI to retained earnings for net unrealized gains on marketable equity securities AFS. The available-for sale category was eliminated for equity securities amortized cost Rs. 855.6 million and carrying value Rs. 1,267.7 million effective April 1, 2018. See note 2 (w)(ii) and note 14 to the Consolidated Financial Statements for additional details.

Unrealized loss position investments

The gross unrealized losses and fair value of available for sale debt securities at March 31, 2018 was as follows:

	As of March 31, 2018
	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
Government of India securities	Rs.540,941.5	Rs.8,852.9	Rs.342,621.5	Rs.7,991.0	Rs.883,563.0	Rs.16,843.9
State government securities	31,940.1	729.0	0.0	0.0	31,940.1	729.0
Government securities outside India	4,217.0	6.8	0.0	0.0	4,217.0	6.8
Credit substitutes (see note 7)	159,026.1	1,002.8	73,734.9	620.3	232,761.0	1,623.1
Other corporate/financial institution bonds	4,057.2	51.8	4,109.6	7.2	8,166.8	59.0

Debt securities, other than asset and mortgage-backed securities	740,181.9	10,643.3	420,466.0	8,618.5	1,160,647.9	19,261.8
Mortgage-backed securities	57.0	0.1	0.0	0.0	57.0	0.1
Asset-backed securities	8,331.9	213.1	5,706.1	145.6	14,038.0	358.7
Other securities (including mutual fund units)	0.0	0.0	0.0	0.0	0.0	0.0

Total	Rs.748,570.8	Rs.10,856.5	Rs.426,172.1	Rs.8,764.1	Rs.1,174,742.9	Rs.19,620.6

The gross unrealized losses and fair value of available for sale debt securities at March 31, 2019 was as follows:

	As of March 31, 2019
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	0.0	Rs.	0.0	Rs.	568,759.0	Rs.	9,834.9	Rs.	568,759.0	Rs.	9,834.9
State government securities		0.0		0.0		27,415.5		475.7		27,415.5		475.7
Government securities outside India		0.0		0.0		0.0		0.0		0.0		0.0
Credit substitutes (see note 7)		17,996.3		88.1		165,700.5		1,475.7		183,696.8		1,563.8
Other corporate/financial institution bonds		0.0		0.0		2,117.6		6.3		2,117.6		6.3

Debt securities, other than asset and mortgage-backed securities		17,996.3		88.1		763,992.6		11,792.6		781,988.9		11,880.7
Mortgage-backed securities		0.0		0.0		45.7		0.4		45.7		0.4
Assetbacked securities		14,191.2		48.9		3,492.7		73.3		17,683.9		122.2
Other securities (including mutual fund units)		0.0		0.0		0.0		0.0		0.0		0.0

Total	Rs.	32,187.5	Rs.	137.0	Rs.	767,531.0	Rs.	11,866.3	Rs.	799,718.5	Rs.	12,003.3

Total	US$	465.4	US$	2.0	US$	11,097.9	US$	171.6	US$	11,563.3	US$	173.6

Debt securities, other than asset and mortgage-backed securities | Available-for-Sale Debt Securities
Investments Classified by Contractual Maturity Date

The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2019 is set out below:

	As of March 31, 2019
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	767,752.7	Rs.	769,080.4	US$	11,120.3
Over one year through five years		547,095.3		554,493.3		8,017.5
Over five years through ten years		862,305.7		868,843.0		12,562.8
Over ten years		400,091.9		400,628.3		5,792.8

Total	Rs.	2,577,245.6	Rs.	2,593,045.0	US$	37,493.4

Asset and Mortgage Backed Securities | Available-for-Sale Debt Securities
Investments Classified by Contractual Maturity Date

The contractual residual maturity of available for sale mortgage-backed and asset-backed debt securities as of March 31, 2019 is set out below:

	As of March 31, 2019
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	19,027.9	Rs.	19,015.0	US$	274.9
Over one year through five years		19,812.5		19,836.4		286.8
Over five years through ten years		13.2		13.0		0.2
Over ten years		29.8		62.4		0.9

Total	Rs.	38,883.4	Rs.	38,926.8	US$	562.8

Realized Investment Gains Losses Net

Gross realized gains and gross realized losses from sale of available for sale debt securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2017		2018		2019		2019
	(In millions)
Gross realized gains on sale	Rs.	10,108.2	Rs.	11,433.8	Rs.	3,788.1	US$	54.8
Gross realized losses on sale		(502.0)		(580.6)		(1,192.1)		(17.3)

Realized gains (losses), net		9,606.2		10,853.2		2,596.0		37.5
Dividends and interest		154,618.6		158,209.2		190,992.5		2,761.6

Total	Rs.	164,224.8	Rs.	169,062.4	Rs.	193,588.5	US$	2,799.1